CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Rental and other property income	$ 75,302	$ 60,103	$ 152,232	$ 128,539	$ 261,530	$ 393,224	$ 429,636
Interest income	16,460	7,193	28,413	12,764	29,393	20,132	1,640
Total revenues	91,762	67,296	180,645	141,303	290,923	413,356	431,276
Operating expenses:
General and administrative		3,020		5,902	15,385	13,729	14,127
Property operating		4,811		11,676	23,399	33,462	30,267
Real estate tax	7,706	6,748	19,925	13,726	27,691	32,196	37,898
Expense reimbursements to related parties	3,210	3,057	5,871	5,235
Management fees	11,755	9,750	23,332	19,600
Management and advisory fees and expenses					44,743	42,339	43,399
Transaction-related	27	125	31	250	905	2,278	2,601
Depreciation and amortization	24,647	19,696	50,385	40,519	80,973	107,867	140,979
Real estate impairment	77	3,831	4,377	15,507	16,737	72,939	32,975
Provision for credit losses	123	7,905	691	25,682	68,356	0	0
Total operating expenses	62,506	58,943	134,120	138,097	278,189	304,810	302,246
Gain on disposition of real estate and condominium developments, net	46,469	3,791	46,469	16,901	27,518	180,666	6,299
Merger-related expenses, net					(2,193)	0	0
Merger termination fee income					7,380	0	0
Operating income	75,725	12,144	92,994	20,107	45,439	289,212	135,329
Other expense:
Interest expense and other, net	(16,460)	(15,520)	(36,482)	(31,276)	(64,116)	(98,965)	(97,871)
Loss on extinguishment of debt	(1,478)	(370)	(1,478)	(4,752)	(4,841)	(7,227)	(46)
Total other expense	(17,938)	(15,890)	(37,960)	(36,028)	(68,957)	(106,192)	(97,917)
Net income (loss)	$ 57,787	$ (3,746)	$ 55,034	$ (15,921)	(23,518)	183,020	37,412
Net income allocated to noncontrolling interest					0	121	134
Net income attributable to the Company					$ (23,518)	$ 182,899	$ 37,278
Weighted average number of common shares outstanding:
Basic and diluted	362,448,778	310,558,499	362,226,607	310,903,460	311,808,605	311,302,909	311,478,665
Net income (loss) per common share:
Basic and diluted	$ 0.16	$ (0.01)	$ 0.15	$ (0.05)	$ (0.08)	$ 0.59	$ 0.12